Shareholder Report, Line Graph (Details) 197573_Angel Oak High Yield Opportunities ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2026
Angel Oak High Yield Opportunities ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Angel Oak High Yield Opportunities ETF NAV
Accumulated Value	$ 18,068	$ 16,577	$ 15,102	$ 15,552	$ 15,009	$ 14,164	$ 12,961	$ 12,866	$ 12,077	$ 10,000	$ 19,358
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,274	11,046	10,819	11,806	12,167	11,619	10,597	10,363	10,145	10,000	$ 12,047
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate High Yield Index
Accumulated Value	$ 17,850	$ 16,275	$ 14,893	$ 15,713	$ 15,395	$ 14,329	$ 13,098	$ 12,874	$ 12,077	$ 10,000	$ 19,225